Selected Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of selected quarterly information (unaudited)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2019
Operating costs	$175,067	$148,100	$578,996	$513,718
Interest income	$733,515	$770,755	$635,824	$510,942
Unrealized gain (loss) on marketable securities	$7,485	$(4,268)	$17,938	$(11,567)
Net income (loss)	$444,697	$488,526	$(30,315)	$(82,548)
Basic and diluted loss per share	$(0.02)	$(0.02)	$(0.15)	$(0.10)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2018
Operating costs	$229,889	$186,300	$170,280	$194,065
Interest income	$292,038	$513,904	$628,346	$698,688
Unrealized (loss) gain on marketable securities	$(16,762)	$36,642	$(19,592)	$13,507
Net income	$35,856	$287,754	$346,395	$411,274
Basic and diluted loss per share	$(0.05)	$(0.02)	$(0.02)	$(0.02)